Shareholder Report, Holdings (Details)	May 31, 2025
C000214795 | 594918104 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000214795 | 037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000214795 | 02079K305 | Alphabet, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000214795 | 64110L106 | Netflix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000214795 | 46625H100 | JPMorgan Chase & Company
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000214795 | 931142103 | Walmart, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000214795 | 742718109 | Procter & Gamble Company (The)
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000214795 | 025816109 | American Express Company
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000214795 | 149123101 | Caterpillar, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000214795 | 437076102 | Home Depot, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000214795 | Technology79466L302
Holdings [Line Items]
Percent of Total Investments	100.00%
C000214795 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000214795 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000214795 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000214795 | Communications
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000214795 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000214795 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000214795 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000214795 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000214795 | Technology
Holdings [Line Items]
Percent of Net Asset Value	27.90%
C000253655 | 594918104 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000253655 | 037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000253655 | 02079K305 | Alphabet, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000253655 | 64110L106 | Netflix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000253655 | 67066G104 | NVIDIA Corporation
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000253655 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000253655 | 30303M102 | Meta Platforms, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000253655 | 88160R101 | Tesla, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000253655 | 11135F101 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000253655 | 22160K105 | Costco Wholesale Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000253655 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000253655 | Communications
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000253655 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000253655 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000253655 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000253655 | Financials
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000253655 | Technology
Holdings [Line Items]
Percent of Net Asset Value	46.90%
C000253655 | Industrials369604301
Holdings [Line Items]
Percent of Total Investments	100.00%
C000245117 | 29084Q100 | EMCOR Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000245117 | 86333M108 | Stride, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000245117 | 58155Q103 | McKesson Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000245117 | 675746606 | Onity Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000245117 | 032095101 | Amphenol Corporation, Class A
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000245117 | 45784P101 | Insulet Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000245117 | 056525108 | Badger Meter, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000245117 | 636180101 | National Fuel Gas Company
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000245117 | 665859104 | Northern Trust Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000245117 | 74051N102 | Premier, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000245117 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000245117 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000245117 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000245117 | Communications
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000245117 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000245117 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000245117 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000245117 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000245117 | Technology
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000245117 | Communications03831W108
Holdings [Line Items]
Percent of Total Investments	100.00%
C000245117 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000245117 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.30%